SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	Jun. 23, 2022
Accounting Policies [Abstract]
Schedule of earnings per share

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Net Income (Loss) - Basic and Diluted	$(113,899)	$552,278	$(1,197,713)	$339,617

Weighted Average Shares Outstanding
Basic	16,803,040	13,243,595	15,545,869	13,208,805
Fully Diluted	16,803,040	14,068,459	15,545,869	13,841,700

Income (Loss) Per Share
Basic	$(0.01)	$0.04	$(0.08)	$0.03
Fully Diluted	$(0.01)	$0.04	$(0.08)	$0.02